Elevation Series Trust
1700 Broadway, Suite 1850
Denver, CO 80290

August 8, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, DC 20549

Re:	Elevation Series Trust (the “Trust”) (File Nos. 333-265972 and 811-23812)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Trust hereby certifies the following:

1.	that the form of prospectus and statement of additional information for each series of the Trust as identified in Exhibit A below, that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post- Effective Amendment No. 73 to the Form N-1A Registration Statement filed by the Trust on August 5, 2025, which is the most recent amendment to such registration statement and became effective August 6, 2025; and

2.	that the text of Post-Effective Amendment No. 73 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on August 5, 2025.

Very Truly Yours,

/s/ Nicholas Adams

Nicholas Adams
Secretary

Exhibit A

TrueShares Structure Outcome (January) ETF
TrueShares Structure Outcome (February) ETF
TrueShares Structure Outcome (March) ETF
TrueShares Structure Outcome (April) ETF
TrueShares Structure Outcome (May) ETF
TrueShares Structure Outcome (June) ETF
TrueShares Structure Outcome (September) ETF
TrueShares Structure Outcome (October) ETF
TrueShares Structure Outcome (November) ETF
TrueShares Structure Outcome (December) ETF